Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues	$ 297,935	$ 279,250	$ 288,909
Costs of Revenues, excluding amortization
Costs of Revenues, excluding amortization	208,206	192,908	197,380
Gross Profit	89,729	86,342	91,529
Operating Expenses
Operating expenses	66,512	59,855	66,645
Intangible amortization expense	7,087	7,737	20,533
Total	73,599	67,592	87,178
Operating Income	16,130	18,750	4,351
Non-Operating Expense, net	10,258	8,804	9,792
Earnings (Loss) before Income Taxes from Continuing Operations	5,872	9,946	(5,441)
Income Tax Expense (Benefit), net on Continuing Operations	35,782	3,356	(2,479)
Net (Loss) Income from Continuing Operations	(29,910)	6,590	(2,962)
Loss before Income Taxes from Discontinued Operations	(42,896)	(32,103)	(15,167)
Income Tax Expense (Benefit), net on Discontinued Operations	(14,184)	(11,978)	(6,910)
Net Loss on Discontinued Operations	(28,712)	(20,125)	(8,257)
Net Loss	$ (58,622)	$ (13,535)	$ (11,219)
Weighted Average Common Shares Outstanding
Basic (in shares)	38,722,340	37,442,680	36,618,919
Diluted (in shares)	38,722,340	39,796,250	36,618,919
Basic net (loss) earnings per share:
Continuing operations (usd per share)	$ (0.77)	$ 0.18	$ (0.08)
Discontinued operations (usd per share)	(0.74)	(0.54)	(0.23)
Basic net (loss) earnings per share (usd per share)	(1.51)	(0.36)	(0.31)
Diluted net (loss) earnings per share:
Continuing operations (usd per share)	(0.77)	0.17	(0.08)
Discontinued operations (usd per share)	(0.74)	(0.51)	(0.23)
Diluted net (loss) earnings per share (usd per share)	$ (1.51)	$ (0.34)	$ (0.31)